Loans Held for Sale, at Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of mortgage loans held for sale at fair value
Loans held for sale, at fair value, consisted of the following for the dates indicated (in thousands):

	December 31, 2022	December 31, 2021
Loans held for sale - UPB:
Residential mortgage and home improvement loans	$15,529	$9,709
Commercial mortgage loans	173,112	145,463
Fair value adjustments	(14,657)	2,984
Total loans held for sale, at fair value	$173,984	$158,156

Schedule of mortgage loans held for sale that were greater than 90 days past due and on non-accrual status
The table below shows the total amount of loans held for sale that were greater than 90 days past due and on non-accrual status (in thousands):

	December 31, 2022	December 31, 2021
Loans 90 days or more past due and on non-accrual status
Fair value:
Residential mortgage and home improvement loans	$2,736	$616
Commercial mortgage loans	2,817	3,163
Total fair value	5,553	3,779
Aggregate UPB:
Residential mortgage loans	2,136	554
Commercial mortgage loans	3,405	3,323
Total aggregate UPB	5,541	3,877
Difference	$12	$(98)

Summary of cash flows between transferor and transferees resulted from sale of mortgage loans held for sale
The table below shows a reconciliation of the changes in loans held for sale for the respective periods presented below (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Beginning balance	$158,156	$118,397	$142,226	$98,409
Originations/purchases/repurchases	1,119,578	879,197	164,451	351,521
Proceeds from sales	(1,088,472)	(935,598)	(152,659)	(566,909)
Loans acquired through business combinations	—	8,731	—	—
Net transfers from loans held for investment	—	8,828	—	249,999
Gain on loans held for sale, net	(65)	95,711	(37,518)	10,198
Net fair value gain (loss) on loans held for sale	(15,213)	(17,110)	1,897	(992)
Ending balance	$173,984	$158,156	$118,397	$142,226